Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q3PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 7
Notes to Schedules of Investments 9

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), April 30, 2024
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ......................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd. , B ......................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC , GDR , 144A ......................... Kazakhstan 193,625 —
Total Common Stocks (Cost $ 433,378 ) .........................................
—
Warrants
Warrants 4.4%
Financial Services 4.4%
d,e
Ukraine Government , VRI, GDP Linked Security , Senior Bond , Reg
S, 8/01/41 ......................................... Ukraine 1,750,000 938,250
a,b,f
Venezuela Government , Oil Value Recovery , 4/15/20 ........... Venezuela 925,920 650,221
1,588,471
Total Warrants (Cost $ 18,312,756 ) .............................................
1,588,471
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,c,f,g
Global Distressed Alpha Fund III LP ....................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $ 4,600,000 ) .......................
—
Principal
Amount
*
Quasi-Sovereign Bonds 11.9%
Capital Markets 0.7%
d
Huarong Finance II Co. Ltd. , Senior Bond , Reg S, 4.625% , 6/03/26 China 250,000 238,580
Financial Services 1.8%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ..... Turkiye 607,143 EUR 648,003
a,c,e,h
Sphynx Capital Markets PCC (National Investment Bank of Ghana) ,
PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ............. Ghana 8,000,000 —
648,003
Municipal Bonds 4.2%
d
Istanbul Metropolitan Municipality ,
Senior Note , 144A, 10.75% , 4/12/27 ..................... Turkiye 250,000 268,117
Senior Note , 144A, 10.5% , 12/06/28 ..................... Turkiye 275,000 295,254
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A, 7.75% ,
7/26/30 ........................................... Argentina 1,067,769 960,392
1,523,763
Oil, Gas & Consumable Fuels 3.4%
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... Venezuela 100,000 103,578
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ........................................... Kazakhstan 650,000 539,599
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ............. Mexico 700,000 572,835
1,216,012
Transportation Infrastructure 1.8%
d,i
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ................................. Colombia 3,401,159,556 COP 654,569
Total Quasi-Sovereign Bonds (Cost $ 7,514,223 ) .................................
4,280,927

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 11.3%
Banks 0.9%
d
Fidelity Bank plc , Senior Note , 144A, 7.625% , 10/28/26 ......... Nigeria 350,000 $ 333,252
Broadline Retail 0.0%
a,d,e,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 4,842,864 —
a,d,e,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 2,133,302 —
—
Chemicals 0.9%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 450,000 338,232
Commercial Services & Supplies 0.9%
d
Ambipar Lux SARL , Senior Note , 144A, 9.875% , 2/06/31 ........ Brazil 310,000 307,076
Electric Utilities 1.0%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A, 3.949% ,
2/12/30 ........................................... India 436,000 360,535
Food Products 1.2%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ........................................... Paraguay 500,000 437,434
Metals & Mining 1.4%
d,j
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
9.75% , 3/08/26 ..................................... South Africa 655,047 491,285
Oil, Gas & Consumable Fuels 3.2%
d
Energo-Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 ............ Czech Republic 350,000 351,803
d
Kosmos Energy Ltd. , Senior Note , 144A, 7.75% , 5/01/27 ........ Ghana 350,000 341,142
d
MC Brazil Downstream Trading SARL , Senior Secured Note , 144A,
7.25% , 6/30/31 ..................................... Brazil 522,913 453,427
1,146,372
Real Estate Management & Development 0.2%
d,e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 1,180,000 79,650
Water Utilities 0.6%
d
Aegea Finance SARL , Senior Note , 144A, 9% , 1/20/31 ......... Brazil 200,000 209,433
Wireless Telecommunication Services 1.0%
d
Telecommunications Services of Trinidad & Tobago Ltd. , Senior
Secured Note , 144A, 8.875% , 10/18/29 ...................
Trinidad and
Tobago 370,000 358,950
Total Corporate Bonds (Cost $ 11,024,266 ) ......................................
4,062,219
Loan Participations and Assignments 1.9%
a ,c ,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A, 5.95%
to 4/14/25, FRN thereafter , 4/15/30 ....................... Russia 1,000,000 —
a ,c ,f ,j ,k
Global Distressed Alpha Fund III LP ,
PIK, 12% , Perpetual .................................. United States 1,715,414 692,146
Total Loan Participations and Assignments (Cost $ 2,370,348 ) ....................
692,146

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 56.9%
d
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 ... Angola 850,000 $ 770,990
Argentina Government Bond , Senior Note , 1% , 7/09/29 .........
Argentina 150,490 88,933
d
Armenia Government Bond , Senior Bond , 144A, 3.95% , 9/26/29 .. Armenia 300,000 255,047
d
Benin Government Bond , Senior Bond , 144A, 4.875% , 1/19/32 ... Benin 650,000 EUR 589,562
d
BOI Finance BV , Senior Note , 144A, 7.5% , 2/16/27 ............ Nigeria 400,000 EUR 406,398
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ............
Brazil 5,800,000 BRL 1,066,780
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% , 7/07/32 Cameroon 750,000 EUR 628,969
Colombia Government Bond ,
Senior Bond , 9.85% , 6/28/27 ........................... Colombia 750,000,000 COP 183,356
Senior Bond , 7.5% , 2/02/34 ............................ Colombia 300,000 295,798
d
Dominican Republic Government Bond ,
Senior Bond , 144A, 13.625% , 2/03/33 .................... Dominican
Republic 31,000,000 DOP 633,234
Senior Bond , 144A, 6.4% , 6/05/49 ....................... Dominican
Republic 350,000 317,019
d
Egypt Government Bond ,
Senior Bond , 144A, 7.625% , 5/29/32 ..................... Egypt 300,000 249,538
Senior Bond , 144A, 7.5% , 2/16/61 ....................... Egypt 500,000 341,848
d
El Salvador Government Bond , Senior Bond , Reg S, 7.65% , 6/15/35 El Salvador 770,000 558,036
d ,e
Ethiopia Government Bond , Senior Bond , 144A, 6.625% , 12/11/24 Ethiopia 1,350,000 956,151
d
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 ..................... Gabon 300,000 237,189
Senior Bond , 144A, 7% , 11/24/31 ........................ Gabon 550,000 434,561
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .... Grenada 726,899 653,118
d
Honduras Government Bond , Senior Bond , 144A, 5.625% , 6/24/30 Honduras 345,000 296,518
Hungary Government Bond , 9.5% , 10/21/26 .................
Hungary 196,300,000 HUF 561,263
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 ...... Iraq 1,065,000 997,532
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875% , 1/30/32 Ivory Coast 800,000 EUR 714,101
Jamaica Government Bond , Senior Note , 9.625% , 11/03/30 ......
Jamaica 50,000,000 JMD 339,103
d
Jordan Government Bond , Senior Bond , 144A, 5.85% , 7/07/30 ... Jordan 400,000 360,152
Kazakhstan MEOKAM ,
14.5% , 4/28/25 ..................................... Kazakhstan 400,000,000 KZT 930,854
13.9% , 9/16/26 ..................................... Kazakhstan 12,678,000 KZT 30,001
Mexican Bonos Desarr Fixed Rate ,
M , 7.75% , 5/29/31 ................................... Mexico 5,020,000
l
MXN 259,919
M , 8% , 11/07/47 ..................................... Mexico 9,800,000
l
MXN 468,941
d
Mozambique Government Bond , 144A, 9% , 9/15/31 ........... Mozambique 500,000 422,187
d
North Macedonia Government Bond , Senior Note , 144A, 6.96% ,
3/13/27 ........................................... North Macedonia 250,000 EUR 279,464
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 . Pakistan 650,000 517,451
Peru Bonos de la Tesoreria , Senior Bond , 5.4% , 8/12/34 ........
Peru 1,400,000 PEN 321,279
d
Romania Government Bond , Senior Note , Reg S, 1.375% , 12/02/29 Romania 850,000 EUR 746,851
d ,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .... Ghana 465,160 227,929
d
Serbia Government Bond , Senior Bond , 144A, 1.5% , 6/26/29 .... Serbia 720,000 EUR 645,007
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 14,701,000 ZAR 627,495
d
Suriname Government Bond ,
m
Senior Bond , 144A, FRN , 9% , 12/31/50 ................... Suriname 794,000 598,279
j
Senior Note , 144A, PIK, 7.95% , 7/15/33 ................... Suriname 437,975 402,754
Tunisia Government Bond , Senior Bond , 4.2% , 3/17/31 .........
Tunisia 190,000,000 JPY 742,700
d ,e
Ukraine Government Bond , Senior Bond , 144A, 7.375% , 9/25/34 . Ukraine 950,000 238,260
Uruguay Government Bond , Senior Bond , 8.25% , 5/21/31 .......
Uruguay 15,536,000 UYU 386,576
d
Uzbekistan Government Bond , Senior Note , 144A, 14% , 7/19/24 .. Uzbekistan 9,320,000,000 UZS 731,770
Total Foreign Government and Agency Securities (Cost $ 22,403,923 ) ..............
20,512,913
Supranational 4.5%
Asian Development Bank ,
Senior Note , 8.175% , 9/15/24 ........................... Supranational
n
650,000 PLN 161,221

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Supranational
(continued)
Asian Development Bank, (continued)
d
Senior Note , Reg S, 8.3% , 10/18/24 ...................... Supranational
n
1,900,000 PLN $ 471,833
d
Corp. Andina de Fomento , Senior Bond , Reg S, 7.5% , 6/10/30 ... Supranational
n
6,300,000 MXN 299,841
European Bank for Reconstruction & Development , Senior Note ,
6.17% , 3/10/25 ..................................... Supranational
n
11,150,000,000 IDR 681,275
Total Supranational (Cost $ 1,587,299 ) ..........................................
1,614,170
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 275,106 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 68,246,193 ) ................................
32,750,846
a
Short Term Investments 6.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 1.1%
o
Egypt Treasury Bills ,
3/18/25 ........................................... Egypt 12,250,000 EGP 209,291
3/18/25 ........................................... Egypt 12,250,000 EGP 209,291
418,582
Total Foreign Government and Agency Securities (Cost $ 407,786 ) ................
418,582
Shares
Money Market Funds 5.6%
p,q
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 2,012,739 2,012,739
Total Money Market Funds (Cost $ 2,012,739 ) ...................................
2,012,739
Total Short Term Investments (Cost $ 2,420,525 ) .................................
2,431,321
a
Total Investments (Cost $ 70,666,718 ) 97.6% ....................................
$35,182,167
Other Assets, less Liabilities 2.4% .............................................
866,758
Net Assets 100.0% ...........................................................
$36,048,925
a a a

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At April 30, 2024, the Fund had the following forward exchange contracts outstanding.
See Abbreviation s on page 15 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $23,042,147, representing 63.9% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
i
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
j
Income may be received in additional securities and/or cash.
k
Perpetual security with no stated maturity date.
l
Principal amount is stated in 100 Mexican Peso Units.
m
The coupon rate shown represents the rate at period end.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
The security was issued on a discount basis with no stated coupon rate.
p
See Note 4 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. CITI Buy 451,000 481,453 6/12/24 $ 899 $ (170)
Euro ............. CITI Sell 5,900,000 6,431,608 6/12/24 123,678 —
Japanese Yen ...... CITI Sell 107,600,000 730,041 6/12/24 43,383 —
Total Forward Exchange Contracts ................................................... $167,960 $(170)
Net unrealized appreciation (depreciation) ............................................ $167,790
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin International Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Aerospace & Defense 3.7%
MTU Aero Engines AG ................................. Germany 155,000 $ 37,345,631
Air Freight & Logistics 3.4%
DSV A/S ............................................ Denmark 245,000 34,807,005
Biotechnology 6.4%
CSL Ltd. ............................................ United States 166,000 29,491,962
a
Genmab A/S ......................................... Denmark 127,000 35,259,025
64,750,987
Broadline Retail 3.5%
a
MercadoLibre, Inc. .................................... Brazil 24,000 35,008,800
Capital Markets 7.2%
Intermediate Capital Group plc ........................... United Kingdom 1,400,503 36,505,504
Macquarie Group Ltd. .................................. Australia 305,000 36,517,428
73,022,932
Chemicals 6.5%
DSM-Firmenich AG .................................... Switzerland 260,000 29,162,899
Sika AG ............................................ Switzerland 130,000 36,982,018
66,144,917
Containers & Packaging 3.4%
SIG Group AG ....................................... Switzerland 1,700,000 33,973,568
Entertainment 3.9%
CTS Eventim AG & Co. KGaA ............................ Germany 440,933 38,994,808
Health Care Equipment & Supplies 9.4%
Alcon, Inc. ........................................... Switzerland 478,800 36,714,867
Asahi Intecc Co. Ltd. ................................... Japan 1,900,000 27,840,101
Cochlear Ltd. ........................................ Australia 147,000 30,663,005
95,217,973
Hotels, Restaurants & Leisure 3.6%
Amadeus IT Group SA ................................. Spain 575,860 36,555,533
IT Services 6.2%
Keywords Studios plc .................................. Ireland 2,105,991 30,074,231
a
Shopify, Inc. , A ....................................... Canada 470,000 32,994,000
63,068,231
Life Sciences Tools & Services 5.2%
a
Evotec SE ........................................... Germany 2,450,000 25,250,119
Tecan Group AG ...................................... Switzerland 78,000 27,518,837
52,768,956
Machinery 3.3%
Interroll Holding AG .................................... Switzerland 10,541 33,925,766
Pharmaceuticals 4.1%
Astellas Pharma, Inc. .................................. Japan 250,000 2,399,476
Daiichi Sankyo Co. Ltd. ................................. Japan 1,150,000 38,706,368
41,105,844
Professional Services 3.7%
Experian plc ......................................... United States 920,000 37,110,199
Semiconductors & Semiconductor Equipment 5.9%
ASML Holding NV ..................................... Netherlands 36,000 31,359,385

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See A bbreviations o n page 15 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Disco Corp. .......................................... Japan 100,000 $ 28,484,577
59,843,962
Software 13.0%
a
CyberArk Software Ltd. ................................. United States 150,813 36,082,010
a
Kinaxis, Inc. ......................................... Canada 354,700 37,766,823
a
Monday.com Ltd. ...................................... United States 130,000 24,612,900
a
Nice Ltd. , ADR ....................................... Israel 150,000 33,526,500
131,988,233
Textiles, Apparel & Luxury Goods 3.0%
Puma SE ........................................... Germany 650,000 30,013,959
Trading Companies & Distributors 2.6%
RS Group plc ........................................ United Kingdom 2,850,000 26,110,407
Total Common Stocks (Cost $ 839,428,075 ) .....................................
991,757,711
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.3%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.006% .... United States 23,156,024 23,156,024
Total Money Market Funds (Cost $ 23,156,024 ) ..................................
23,156,024
Total Short Term Investments (Cost $ 23,156,024 ) ................................
23,156,024
a
Total Investments (Cost $ 862,584,099 ) 100.3% ..................................
$1,014,913,735
Other Assets, less Liabilities (0.3) % ...........................................
(2,725,899)
Net Assets 100.0% ...........................................................
$1,012,187,836
a a a
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At April 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
1,000,000
Alfa Bank AO Via Alfa Bond Issuance plc, Sub. Bond,
144A, 5.95% to 4/14/25, FRN thereafter, 4/15/30 ... 11/21/19 $ 1,005,945 $ —
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 — —
4,424,861 Global Distressed Alpha Fund III LP .............. 10/11/12 - 1/22/16 4,600,000 —
1,715,414
Global Distressed Alpha Fund III LP, PIK, 12%,
Perpetual ................................ 12/28/16 - 4/30/24 1,364,403 692,146
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg S, Zero Cpn.,
2/05/09 ..................................
10/12/09
- 10/13/11 3,100,000 —
Total Restricted Securities (Value is 1.9% of Net Assets) .............. $10,503,726 $692,146
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of April 30, 2024.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2024, investments in affiliated management investment companies were as follows:
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2024, the FT Subsidiary investments as well as any other assets and liabilities of the FT
Subsidiary are reflected in the Fund's Consolidated Schedule of Investments. At April 30, 2024, the net assets of the FT
Subsidiary were $1,376,568, representing 3.8% of the Fund's consolidated net assets. The Fund's investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $2,020,126 $24,341,087 $(24,348,474) $— $— $2,012,739 2,012,739 $59,203
Total Affiliated Securities ... $2,020,126 $24,341,087 $(24,348,474) $— $— $2,012,739 $59,203
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $45,691,958 $341,528,354 $(364,064,288) $— $— $23,156,024 23,156,024 $847,901
Total Affiliated Securities ... $45,691,958 $341,528,354 $(364,064,288) $— $— $23,156,024 $847,901

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... $ — $ 938,250 $ 650,221 $ 1,588,471
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds :
Capital Markets ........................ — 238,580 — 238,580
Financial Services ...................... — — 648,003
a
648,003
Municipal Bonds ....................... — 1,523,763 — 1,523,763
Oil, Gas & Consumable Fuels ............. — 1,216,012 — 1,216,012
Transportation Infrastructure .............. — 654,569 — 654,569
Corporate Bonds :
Banks ............................... — 333,252 — 333,252
Broadline Retail ....................... — — —
a
—
Chemicals ........................... — 338,232 — 338,232
Commercial Services & Supplies ........... — 307,076 — 307,076
Electric Utilities ........................ — 360,535 — 360,535
Food Products ........................ — 437,434 — 437,434
Metals & Mining ....................... — 491,285 — 491,285
Oil, Gas & Consumable Fuels ............. — 1,146,372 — 1,146,372
Real Estate Management & Development .... — 79,650 — 79,650
Water Utilities ......................... — 209,433 — 209,433
Wireless Telecommunication Services ....... — 358,950 — 358,950
Loan Participations and Assignments ......... — — 692,146
b
692,146
Foreign Government and Agency Securities .... — 20,512,913 — 20,512,913
Supranational ........................... — 1,614,170 — 1,614,170
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 2,012,739 418,582 — 2,431,321
Total Investments in Securities ........... $2,012,739 $31,179,058 $1,990,370 $35,182,167
Other Financial Instruments:
Forward Exchange Contracts ............... $— $167,960 $— $167,960
Total Other Financial Instruments ......... $— $167,960 $— $167,960
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $170 $— $170
Total Other Financial Instruments ......... $— $170 $— $170
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 37,345,631 — 37,345,631
Air Freight & Logistics ................... — 34,807,005 — 34,807,005
Biotechnology ......................... — 64,750,987 — 64,750,987
Broadline Retail ....................... 35,008,800 — — 35,008,800
Capital Markets ........................ — 73,022,932 — 73,022,932
Chemicals ........................... — 66,144,917 — 66,144,917
Containers & Packaging ................. — 33,973,568 — 33,973,568
Entertainment ......................... — 38,994,808 — 38,994,808
Health Care Equipment & Supplies ......... — 95,217,973 — 95,217,973
Hotels, Restaurants & Leisure ............. — 36,555,533 — 36,555,533
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2024, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
IT Services ........................... $ 32,994,000 $ 30,074,231 $ — $ 63,068,231
Life Sciences Tools & Services ............ — 52,768,956 — 52,768,956
Machinery ............................ — 33,925,766 — 33,925,766
Pharmaceuticals ....................... — 41,105,844 — 41,105,844
Professional Services ................... — 37,110,199 — 37,110,199
Semiconductors & Semiconductor Equipment . — 59,843,962 — 59,843,962
Software ............................. 131,988,233 — — 131,988,233
Textiles, Apparel & Luxury Goods .......... — 30,013,959 — 30,013,959
Trading Companies & Distributors .......... — 26,110,407 — 26,110,407
Short Term Investments ................... 23,156,024 — — 23,156,024
Total Investments in Securities ........... $223,147,057 $791,766,678
c
$— $1,014,913,735
a
Includes financial instruments determined to have no value.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at  April 30, 2024.
c
Includes foreign securities valued at $791,766,678, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Financial Services ... —
c
— — — — — — — —
c
—
Warrants :
Financial Services ... 231,480 — — — — — — 418,741 650,221 418,741
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds : 741,927
c
— (115,721) — — — (11,463) 33,260 648,003
c
17,365
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments : 662,105
c
66,406 — — — 103 — (36,468) 692,146
c
(36,468)
Escrows and Litigation
Trusts : —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $1,635,512 $66,406 $(115,721) $— $— $103 $(11,463) $415,533 $1,990,370 $399,638
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2024, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Loan Participations and
Assignments
........
$692,146 Recovery value Discount for lack of
marketability
30.0% Decrease
PIK note coverage 57.6% Increase
Warrants:
Financial Services
...
650,221 Recovery value Discount for lack of
marketability
60.0% Decrease
Implied recovery 10.2% Increase
All other
............
648,003
b,c
Total
...............
$1,990,370
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
CITI
Citibank NA
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
HUF
Hungarian Forint
IDR
Indonesian Rupiah
JMD
Jamaican Dollar
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MXN
Mexican Peso
PEN
Peruvian Nuevo Sol
PLN
Polish Zloty
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.